OTHER ASSETS - Components of Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets [Abstract]
Remediation trust funds - current	CAD 24.0	CAD 0.0
Remediation trust funds - non-current	87.6	106.5
Prepaid tax assessment	12.2	12.2
Other assets	CAD 123.8	CAD 118.7